Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 09, 2013
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 09, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 09, 2013
Prospectus Date	rr_ProspectusDate	Oct. 09, 2013
KraneShares Bosera MSCI China A Share ETF | KraneShares Bosera MSCI China A Share ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBA